Horizon Active Risk Assist® Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
August 31, 2020

Shares			Value
	INVESTMENT COMPANIES - 97.5%
	Exchange Traded Funds - 97.5%
250,326	Invesco QQQ Trust Series 1 (f)		$73,816,131
394,989	Invesco S&P 500 Equal Weight ETF (f)		44,001,775
239,628	iShares Core S&P Mid-Cap ETF		46,145,164
538,187	iShares Edge MSCI Min Vol EAFE ETF (f)		37,064,939
315,929	iShares Edge MSCI USA Momentum Factor ETF		48,488,783
1,163,786	iShares MSCI USA Minimum Volatility ETF		75,797,382
4,017,851	SPDR Portfolio Developed World ex-US ETF (f)		119,571,246
1,612,137	SPDR Portfolio Emerging Markets ETF (e)		59,810,283
1,977,241	SPDR Portfolio S&P 500 Growth ETF		104,062,194
1,424,844	SPDR Portfolio S&P 500 Value ETF (f)		44,369,642
347,366	SPDR S&P Kensho New Economies Composite ETF (f)		15,089,579
1,442,362	Xtrackers MSCI USA ESG Leaders Equity ETF		45,969,086
402,146	X-Trackers Russell 1000 Comprehensive Factor ETF (g)		14,026,209
461,064	X-Trackers Russell 1000 US QARP ETF (g)		14,518,905
289,922	Xtrackers S&P 500 ESG ETF (f)		8,990,481
	TOTAL INVESTMENT COMPANIES (Cost - $696,670,913)		751,721,799

	COMMON STOCKS - 1.6%
	Accommodation and Food Services - 0.0% (b)
39	Domino's Pizza, Inc.		15,949

	Advertising - 0.0% (b)
3,450	Interpublic Group of Cos., Inc.		61,272
613	Omnicom Group, Inc.		33,157
			94,429
	Aerospace/Defense - 0.0% (b)
33	General Dynamics Corp.		4,928
15	Northrop Grumman Corp.		5,139
19	TransDigm Group, Inc.		9,494
			19,561
	Agriculture - 0.0% (b)
280	Archer-Daniels-Midland Co.		12,533

	Agriculture, Forestry, Fishing and Hunting - 0.0% (b)
431	Corteva, Inc.		12,305

	Airlines - 0.0% (b)
937	Alaska Air Group, Inc. (a)		36,496
2,054	American Airlines Group, Inc. (a)(f)		26,805
283	Delta Air Lines, Inc. (a)		8,730
286	Southwest Airlines Co. (a)		10,748
429	United Airlines Holdings, Inc. (a)		15,444
			98,223
	Apparel - 0.0% (b)
3,856	Capri Holdings, Ltd. (a)		61,079
4,176	Hanesbrands, Inc.		63,851
918	PVH Corp. (a)		51,188
425	Ralph Lauren Corp., Class A (a)		29,253
3,749	Under Armour, Inc., Class A (a)		36,778
122	VF Corp.		8,021
			250,170
	Arts, Entertainment, and Recreation - 0.0% (b)
809	Live Nation Entertainment, Inc. (a)		45,951

	Auto Manufacturers - 0.0% (b)
1,302	Ford Motor Co. (a)		8,880
203	General Motors Co. (a)		6,015
342	PACCAR, Inc.		29,357
			44,252
	Auto Parts & Equipment - 0.0% (b)
144	Aptiv PLC (a)		12,401
1,306	BorgWarner, Inc.		53,011
			65,412
	Banks - 0.1%
174	Bank of New York Mellon Corp.		6,435
95	Capital One Financial Corp.		6,558
704	Citizens Financial Group, Inc.		18,212
894	Comerica, Inc.		35,340
713	Fifth Third Bancorp		14,731
2,252	Huntington Bancshares, Inc.		21,191
1,223	KeyCorp		15,067
123	M&T Bank Corp.		12,701
425	Morgan Stanley		22,210
162	Northern Trust Corp.		13,266
1,684	Regions Financial Corp.		19,467
354	State Street Corp.		24,104
149	SVB Financial Group (a)		38,052
1,142	Zions Bancorp NA		36,727
			284,061
	Beverages - 0.0% (b)
126	Brown-Forman Corp., Class B		9,219
37	Constellation Brands, Inc., Class A		6,826
640	Molson Coors Brewing Co., Class B (a)		24,090
357	Monster Beverage Corp. (a)		29,938
			70,073
	Biotechnology - 0.0% (b)
18	Biogen, Inc. (a)		5,178
82	Illumina, Inc. (a)		29,292
145	Incyte Corp. (a)		13,971
68	Regeneron Pharmaceuticals, Inc. (a)		42,155
118	Vertex Pharmaceuticals, Inc. (a)		32,936
			123,532
	Building Materials - 0.0% (b)
562	Fortune Brands Home & Security, Inc.		47,253
236	Johnson Controls International PLC		9,612
80	Martin Marietta Materials, Inc.		16,230
659	Masco Corp.		38,420
127	Vulcan Materials Co.		15,240
			126,755
	Chemicals - 0.1%
99	Air Products & Chemicals, Inc.		28,934
481	Albemarle Corp.		43,776
243	Celanese Corp.		24,579
1,105	CF Industries Holdings, Inc.		36,056
187	Dow, Inc.		8,437
386	Eastman Chemical Co.		28,220
313	FMC Corp.		33,447
145	International Flavors & Fragrances, Inc. (f)		17,950
164	Linde PLC		40,957
149	LyondellBasell Industries NV, Class A		9,757
2,930	Mosaic Co.		53,414
89	PPG Industries, Inc.		10,716
41	Sherwin-Williams Co.		27,513
			363,756
	Commercial Services - 0.1%
39	Automatic Data Processing, Inc.		5,425
32	Cintas Corp.		10,664
23	Ecolab, Inc.		4,533
84	Equifax, Inc.		14,135
65	FleetCor Technologies, Inc. (a)		16,344
267	Gartner, Inc. (a)		34,662
43	Global Payments, Inc.		7,595
3,855	H&R Block, Inc.		55,897
111	IHS Markit, Ltd.		8,871
85	Moody's Corp.		25,044
2,305	Nielsen Holdings PLC		35,220
501	PayPal Holdings, Inc. (a)		102,274
1,446	Quanta Services, Inc.		74,108
781	Robert Half International, Inc.		41,549
86	S&P Global, Inc.		31,512
240	United Rentals, Inc. (a)		42,492
54	Verisk Analytics, Inc.		10,080
1,957	Western Union Co.		46,166
			566,571
	Computers - 0.1%
1,652	Apple, Inc.		213,174
208	Cognizant Technology Solutions Corp., Class A		13,907
3,915	DXC Technology Co. (a)		78,222
279	Fortinet, Inc. (a)		36,829
2,612	Hewlett Packard Enterprise Co.		25,258
805	HP, Inc.		15,738
872	NetApp, Inc.		41,324
667	Seagate Technology PLC		32,009
523	Western Digital Corp. (a)		20,094
			476,555
	Construction - 0.0% (b)
110	Las Vegas Sands Corp. (a)		5,578
10	NVR, Inc. (a)		41,683
			47,261
	Distribution/Wholesale - 0.0% (b)
142	Copart, Inc. (a)		14,671
680	Fastenal Co.		33,225
922	LKQ Corp. (a)		29,264
92	WW Grainger, Inc.		33,620
			110,780
	Diversified Financial Services - 0.1%
2,251	Alliance Data Systems Corp.		101,543
163	Ameriprise Financial, Inc.		25,558
48	BlackRock, Inc.		28,521
206	CBOE Global Markets, Inc.		18,909
133	Charles Schwab Corp.		4,725
237	Discover Financial Services		12,580
1,025	Franklin Resources, Inc.		21,586
216	Intercontinental Exchange, Inc.		22,946
3,226	Invesco, Ltd.		32,905
221	Nasdaq, Inc.		29,707
293	Raymond James Financial, Inc.		22,186
594	Synchrony Financial		14,737
180	T. Rowe Price Group, Inc.		25,058
			360,961
	Electric - 0.1%
2,004	AES Corp.		35,571
366	Alliant Energy Corp.		19,819
318	Ameren Corp.		25,157
63	American Electric Power Co., Inc.		4,966
1,066	CenterPoint Energy, Inc.		21,395
224	CMS Energy Corp.		13,550
120	Consolidated Edison, Inc.		8,561
222	Dominion Energy, Inc.		17,414
89	DTE Energy Co.		10,562
173	Edison International		9,079
103	Entergy Corp.		10,211
255	Eversource Energy		21,856
145	Exelon Corp.		5,352
231	FirstEnergy Corp.		6,604
114	NextEra Energy, Inc.		31,825
816	NRG Energy, Inc.		28,079
293	Pinnacle West Capital Corp.		21,492
385	PPL Corp.		10,638
410	Public Service Enterprise Group, Inc.		21,418
50	Sempra Energy		6,182
91	WEC Energy Group, Inc.		8,561
321	Xcel Energy, Inc.		22,301
			360,593
	Electrical Components & Equipment - 0.0% (b)
134	AMETEK, Inc.		13,494
100	Emerson Electric Co.		6,947
32	L3Harris Technologies, Inc.		5,784
3,846	Xerox Holdings Corp.		72,535
			98,760
	Electronics - 0.1% (b)
305	Agilent Technologies, Inc.		30,628
213	Allegion PLC		22,022
153	Amphenol Corp., Class A		16,799
771	Corning, Inc.		25,027
1,367	FLIR Systems, Inc.		50,442
153	Fortive Corp.		11,033
131	Garmin, Ltd.		13,573
246	Keysight Technologies, Inc. (a)		24,236
36	Mettler-Toledo International, Inc. (a)		34,948
386	PerkinElmer, Inc.		45,440
181	TE Connectivity, Ltd.		17,485
107	Waters Corp. (a)		23,140
			314,773
	Engineering & Construction - 0.0% (b)
231	Jacobs Engineering Group, Inc.		20,852

	Environmental Control - 0.0% (b)
905	Pentair PLC		40,851
101	Republic Services, Inc.		9,365
47	Waste Management, Inc.		5,358
			55,574
	Finance and Insurance - 0.0% (b)
26	Aon Plc, Class A		5,200
241	First Republic Bank		27,211
68	MarketAxess Holdings, Inc.		33,044
321	WR Berkley Corp.		19,918
			85,373
	Food - 0.1%
354	Campbell Soup Co.		18,624
902	Conagra Brands, Inc.		34,601
422	General Mills, Inc.		26,987
60	Hershey Co.		8,918
517	Hormel Foods Corp.		26,357
195	J.M. Smucker Co.		23,435
175	Kellogg Co.		12,409
888	Kraft Heinz Co.		31,115
874	Kroger Co.		31,184
306	Lamb Weston Holdings, Inc.		19,232
64	McCormick & Co., Inc.		13,197
128	Sysco Corp.		7,698
162	Tyson Foods, Inc., Class A		10,174
			263,931
	Forest Products & Paper - 0.0% (b)
472	International Paper Co.		17,119

	Gas - 0.0% (b)
182	Atmos Energy Corp.		18,167
1,015	NiSource, Inc.		22,493
			40,660
	Hand/Machine Tools - 0.0% (b)
225	Snap-on, Inc.		33,361
78	Stanley Black & Decker, Inc.		12,581
			45,942
	Healthcare Products - 0.1%
184	ABIOMED, Inc. (a)		56,602
105	Align Technology, Inc. (a)		31,183
70	Baxter International, Inc.		6,095
55	Cooper Cos., Inc.		17,291
290	Danaher Corp.		59,876
533	Dentsply Sirona, Inc.		23,916
83	Edwards Lifesciences Corp. (a)		7,125
517	Henry Schein, Inc. (a)		34,350
567	Hologic, Inc. (a)		33,861
89	IDEXX Laboratories, Inc. (a)		34,804
41	Intuitive Surgical, Inc. (a)		29,964
57	ResMed, Inc.		10,304
45	Teleflex, Inc.		17,683
159	Thermo Fisher Scientific, Inc.		68,208
182	Varian Medical Systems, Inc. (a)		31,608
70	Zimmer Biomet Holdings, Inc.		9,862
			472,732
	Healthcare Services - 0.0% (b)
121	Centene Corp. (a)		7,420
316	DaVita, Inc. (a)		27,416
61	HCA Healthcare, Inc. (a)		8,279
16	Humana, Inc. (a)		6,643
61	IQVIA Holdings, Inc. (a)		9,989
85	Laboratory Corp. of America Holdings (a)		14,939
152	Quest Diagnostics, Inc.		16,908
243	Universal Health Services, Inc., Class B (a)		26,815
			118,409
	Healthcare-Products - 0.0% (b)
136	Boston Scientific Corp. (a)		5,579

	Home Builders - 0.0% (b)
398	DR Horton, Inc.		28,405
359	Lennar Corp., Class A		26,861
553	PulteGroup, Inc.		24,658
			79,924
	Home Furnishings - 0.0% (b)
1,187	Leggett & Platt, Inc.		48,667
266	Whirlpool Corp.		47,273
			95,940
	Household Products/Wares - 0.0% (b)
216	Avery Dennison Corp.		24,924
335	Church & Dwight Co., Inc.		32,103
144	Clorox Co.		32,184
38	Kimberly-Clark Corp.		5,995
			95,206
	Housewares - 0.0% (b)
1,925	Newell Brands, Inc.		30,761

	Information - 0.0% (b)
1,029	Fox Corp., Class A		28,668
76	Paycom Software, Inc. (a)		22,759
1,414	ViacomCBS, Inc., Class B		39,380
			90,807
	Insurance - 0.1%
206	Aflac, Inc.		7,482
77	Allstate Corp.		7,161
222	American International Group, Inc.		6,469
255	Arthur J Gallagher & Co.		26,852
313	Assurant, Inc.		38,048
215	Cincinnati Financial Corp.		17,073
110	Everest Re Group Ltd.		24,209
311	Globe Life, Inc.		25,651
342	Hartford Financial Services Group, Inc.		13,834
704	Lincoln National Corp.		25,379
510	Loews Corp.		18,289
206	Marsh & McLennan Cos., Inc.		23,671
156	MetLife, Inc.		6,000
440	Principal Financial Group, Inc.		18,528
280	Progressive Corp.		26,611
123	Prudential Financial, Inc.		8,336
68	Travelers Cos., Inc.		7,891
2,873	Unum Group		53,093
			354,577
	Internet - 0.1%
59	Amazon.com, Inc. (a)		203,607
551	eBay, Inc.		30,184
180	Expedia Group, Inc. (a)		17,667
371	F5 Networks, Inc. (a)		49,094
725	Facebook, Inc., Class A (a)		212,570
185	Netflix, Inc. (a)		97,968
527	Twitter, Inc. (a)		21,386
86	VeriSign, Inc. (a)		18,473
			650,949
	Iron/Steel - 0.0% (b)
456	Nucor Corp.		20,730

	Leisure Time - 0.0% (b)
390	Carnival Corp. (a)		6,427
1,748	Harley-Davidson, Inc.		48,437
1,648	Norwegian Cruise Line Holdings, Ltd. (a)(f)		28,197
240	Royal Caribbean Cruises, Ltd. (a)		16,522
			99,583
	Lodging - 0.0% (b)
108	Hilton Worldwide Holdings, Inc. (a)		9,759
59	Marriott International, Inc., Class A (a)		6,072
1,005	MGM Resorts International		22,612
253	Wynn Resorts, Ltd. (a)		22,125
			60,568
	Machinery - Diversified - 0.0% (b)
148	Cummins, Inc.		30,673
30	Deere & Co.		6,302
161	Dover Corp.		17,684
1,624	Flowserve Corp.		48,200
125	Rockwell Automation, Inc.		28,816
59	Roper Technologies, Inc.		25,204
317	Wabtec Corp.		21,097
248	Xylem, Inc.		19,885
			197,861
	Manufacturing - 0.0% (b)
2,677	Amcor Plc		29,608
1,255	Arconic Corp. (a)		27,924
61	DexCom, Inc. (a)		25,950
126	IDEX Corp.		22,709
273	Ingersoll Rand, Inc. (a)		9,571
125	STERIS Plc		19,955
67	West Pharmaceutical Services, Inc.		19,025
181	Zebra Technologies Corp., Class A (a)		51,862
			206,604
	Media - 0.0% (b)
9	Charter Communications, Inc., Class A (a)		5,541
1,847	Discovery, Inc., Class A (a)(f)		40,754
841	DISH Network Corp., Class A (a)		29,872
5,531	News Corp., Class A		83,629
			159,796
	Mining - 0.0% (b)
2,271	Freeport-McMoRan, Inc. (a)		35,450
543	Newmont Goldcorp Corp.		36,533
			71,983
	Miscellaneous Manufacturing - 0.0% (b)
760	AO Smith Corp.		37,217
70	Eaton Corp PLC		7,147
26	Illinois Tool Works, Inc.		5,136
56	Parker-Hannifin Corp.		11,537
789	Textron, Inc.		31,110
			92,147
	Oil & Gas - 0.1%
2,714	Apache Corp.		40,167
2,934	Cabot Oil & Gas Corp.		55,658
2,442	Cimarex Energy Co.		67,839
348	Concho Resources, Inc.		18,089
104	ConocoPhillips		3,941
3,386	Devon Energy Corp.		36,806
578	Diamondback Energy, Inc.		22,519
133	EOG Resources, Inc.		6,030
3,105	Helmerich & Payne, Inc.		51,170
519	Hess Corp.		23,895
1,450	HollyFrontier Corp.		34,612
6,069	Marathon Oil Corp. (a)		32,044
530	Marathon Petroleum Corp.		18,794
3,594	Noble Energy, Inc.		35,760
427	Occidental Petroleum Corp.		5,440
107	Phillips 66		6,256
228	Pioneer Natural Resources Co.		23,696
154	Valero Energy Corp.		8,099
			490,815
	Oil & Gas Services - 0.0% (b)
1,317	Baker Hughes & GE Co., Class A		18,807
1,890	Halliburton Co.		30,580
2,688	National Oilwell Varco, Inc. (a)		32,256
335	Schlumberger, Ltd.		6,368
5,033	TechnipFMC PLC		38,754
			126,765
	Packaging & Containers - 0.0% (b)
144	Ball Corp.		11,573
286	Packaging Corp of America		28,955
1,502	Sealed Air Corp.		59,029
998	Westrock Co.		30,269
			129,826
	Pharmaceuticals - 0.0% (b)
142	AmerisourceBergen Corp.		13,778
319	Cardinal Health, Inc.		16,193
64	McKesson Corp.		9,820
1,573	Mylan NV (a)		25,766
604	Perrigo Co. PLC		31,589
30	Zoetis, Inc., Class A		4,803
			101,949
	Pipelines - 0.0% (b)
364	Kinder Morgan, Inc.		5,031
307	ONEOK, Inc.		8,436
1,148	Williams Cos., Inc.		23,832
			37,299
	Professional, Scientific, and Technical Services - 0.0% (b)
30	Bio-Rad Laboratories, Inc., Class A (a)		15,258
202	CDW Corp.		22,957
105	ServiceNow, Inc. (a)		50,612
			88,827
	Real Estate Investment Trusts - 0.1%
154	Alexandria Real Estate Equities, Inc.		25,930
98	American Tower Corp.		24,417
852	Apartment Investment & Management Co., Class A		30,697
53	AvalonBay Communities, Inc.		8,377
132	Boston Properties, Inc.		11,467
289	CBRE Group, Inc., Class A (a)		13,592
123	Crown Castle International Corp.		20,080
187	Digital Realty Trust, Inc.		29,106
834	Duke Realty Corp.		32,151
43	Equinix, Inc.		33,960
140	Equity Residential		7,903
52	Essex Property Trust, Inc.		11,259
189	Extra Space Storage, Inc.		20,138
336	Federal Realty Investment Trust		26,625
512	Healthpeak Properties, Inc.		14,151
2,059	Host Hotels & Resorts, Inc. (a)		23,123
1,018	Iron Mountain, Inc.		30,632
2,616	Kimco Realty Corp. (a)		31,366
135	Mid-America Apartment Communities, Inc.		15,811
221	Prologis, Inc.		22,511
33	Public Storage		7,009
161	Realty Income Corp.		9,987
563	Regency Centers Corp.		22,357
77	SBA Communications Corp.		23,567
95	Simon Property Group, Inc.		6,446
757	SL Green Realty Corp.		35,397
477	UDR, Inc.		16,604
313	Ventas, Inc.		12,899
614	Vornado Realty Trust		22,000
146	Welltower, Inc.		8,398
506	Weyerhaeuser Co. (a)		15,337
			613,297
	Retail - 0.1%
177	Advance Auto Parts, Inc.		27,667
9	AutoZone, Inc. (a)		10,767
290	Best Buy Co., Inc.		32,164
168	CarMax, Inc. (a)		17,964
27	Chipotle Mexican Grill, Inc. (a)		35,378
226	Darden Restaurants, Inc. (a)		19,587
164	Dollar General Corp.		33,108
118	Dollar Tree, Inc. (a)		11,360
3,224	Gap, Inc.		56,065
196	Genuine Parts Co.		18,510
255	Home Depot, Inc.		72,685
1,635	Kohl's Corp. (a)		34,924
2,718	L Brands, Inc. (a)		79,909
302	Lowe's Cos., Inc.		49,736
7,375	Macy's, Inc. (a)(f)		51,404
2,489	Nordstrom, Inc. (a)(f)		39,824
54	O'Reilly Automotive, Inc. (a)		25,144
62	Ross Stores, Inc. (a)		5,647
2,646	Tapestry, Inc. (a)		38,976
252	Target Corp.		38,105
258	Tractor Supply Co.		38,398
72	Ulta Beauty, Inc. (a)		16,717
571	Walmart, Inc.		79,283
89	Yum! Brands, Inc.		8,531
			841,853
	Savings & Loans - 0.0% (b)
3,390	People's United Financial, Inc.		35,866

	Semiconductors - 0.1%
715	Advanced Micro Devices, Inc. (a)		64,936
80	Analog Devices, Inc.		9,350
120	Applied Materials, Inc.		7,392
446	IPG Photonics Corp. (a)		72,132
172	KLA Corp.		35,284
100	Lam Research Corp.		33,634
423	Maxim Integrated Products, Inc. (a)		28,950
171	Microchip Technology, Inc.		18,759
139	Micron Technology, Inc. (a)		6,326
251	NVIDIA Corp.		134,280
450	Qorvo, Inc. (a)		57,722
520	QUALCOMM, Inc.		61,932
299	Skyworks Solutions, Inc.		43,310
199	Xilinx, Inc.		20,728
			594,735
	Shipbuilding - 0.0% (b)
161	Huntington Ingalls Industries, Inc.		24,395

	Software - 0.1%
557	Activision Blizzard, Inc.		46,521
169	Adobe, Inc. (a)		86,763
236	Akamai Technologies, Inc. (a)		27,477
59	ANSYS, Inc. (a)		20,002
147	Autodesk, Inc. (a)		36,118
246	Broadridge Financial Solutions, Inc.		33,800
400	Cadence Design Systems, Inc. (a)		44,364
168	Cerner Corp.		12,326
313	Citrix Systems, Inc.		45,448
305	Electronic Arts, Inc. (a)		42,538
34	Fidelity National Information Services, Inc.		5,129
56	Fiserv, Inc. (a)		5,576
19	Intuit, Inc.		6,562
180	Jack Henry & Associates, Inc.		29,776
301	Leidos Holdings, Inc.		27,238
899	Microsoft Corp.		202,751
79	MSCI, Inc.		29,488
185	Paychex, Inc.		14,147
195	Synopsys, Inc. (a)		43,154
367	Take-Two Interactive Software, Inc. (a)		62,827
			822,005
	Telecommunications - 0.0% (b)
120	Arista Networks, Inc. (a)		26,814
3,805	CenturyLink, Inc.		40,904
2,409	Juniper Networks, Inc.		60,225
103	Motorola Solutions, Inc.		15,939
497	T-Mobile US, Inc. (a)		57,990
			201,872
	Textiles - 0.0% (b)
323	Mohawk Industries, Inc. (a)		29,823

	Toys/Games/Hobbies - 0.0% (b)
271	Hasbro, Inc.		21,393

	Transportation - 0.0% (b)
461	CH Robinson Worldwide, Inc.		45,316
63	CSX Corp.		4,817
420	Expeditors International of Washington, Inc.		37,124
143	FedEx Corp.		31,437
284	JB Hunt Transport Services, Inc.		39,913
110	Kansas City Southern		20,025
29	Norfolk Southern Corp.		6,163
349	United Parcel Service, Inc., Class B		57,104
			241,899
	Transportation and Warehousing - 0.0% (b)
180	Old Dominion Freight Line, Inc.		36,392

	Water - 0.0% (b)
174	American Water Works Co., Inc.		24,593

	Wholesale Trade - 0.0% (b)
133	DuPont de Nemours, Inc.		7,416

	TOTAL COMMON STOCKS (Cost - $11,763,733)		11,867,843

Contracts		Notional Value
	PURCHASED OPTIONS - 0.2%
	PURCHASED CALL OPTIONS - 0.1% (a)(c)
	iShares MSCI EAFE ETF (h)
4,000	Expiration: January 2021, Exercise Price: $75	$25,992,000	40,000
	iShares MSCI Emerging Markets ETF (h)
7,000	Expiration: January 2021, Exercise Price: $52	31,178,000	196,000
	iShares Trust - iShares China Large-Cap ETF (h)
6,000	Expiration: January 2021, Exercise Price: $51	26,376,000	279,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $759,482)		515,000

	PURCHASED PUT OPTIONS - 0.1% (a)(c)
	iPath Series B S&P 500 VIX Short-Term Futures ETN (h)
7,500	Expiration: November 2020, Exercise Price: $20	20,137,500	1,095,000
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,435,352)

	TOTAL PURCHASED OPTIONS (Cost - $2,194,834)		1,610,000
Shares
	WARRANTS - 0.0% (b)
30	Occidental Petroleum Corp. (a)		89
	TOTAL WARRANTS (Cost - $0)		89

	SHORT TERM INVESTMENTS - 1.0%
	Money Market Funds - 1.0%
7,748,756	First American Treasury Obligations Fund, Class X, 0.07% (d)		7,748,756
	TOTAL SHORT TERM INVESTMENTS (Cost - $7,748,756)		7,748,756

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 14.6%
112,849,299	First American Government Obligations Fund, Class Z, 0.05% (d)		112,849,299
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $112,849,299)		112,849,299

	TOTAL INVESTMENTS - 114.9% (Cost - $831,227,535)		885,797,786
	Liabilities in Excess of Other Assets - (14.9)%		(114,841,300)
	NET ASSETS - 100.0%		$770,956,486

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.2)%
	SCHEDULE OF WRITTEN CALL OPTIONS - (0.1)% (a)(c)
	iShares MSCI EAFE ETF
4,000	Expiration: December 2020, Exercise Price $75	$25,992,000	$30,000
	iShares MSCI Emerging Markets ETF
7,000	Expiration: December 2020, Exercise Price $52	31,178,000	143,500
	iShares Trust - iShares China Large-Cap ETF
6,000	Expiration: December 2020, Exercise Price $51	26,376,000	231,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $527,626)		404,500

	SCHEDULE OF WRITTEN PUT OPTIONS - (0.1)% (a)(c)
	iPath Series B S&P 500 VIX Short-Term Futures ETN
7,500	Expiration: October 2020, Exercise Price $21	20,137,500	600,000
1,348	Expiration: November 2020, Exercise Price $13	3,619,380	6,740
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $1,195,018)		606,740

	TOTAL OPTIONS WRITTEN (Premiums Received $1,722,644)		$1,011,240

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rounds to less than 0.1%
(c) Each Option is exercisable into 100 shares of the underlying security.
(d) Money Market Fund; interest rate reflects seven-day yield on August 31, 2020.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $18,550,000.
(f) All or a portion of this security is out on loan as of August 31, 2020.
(g) Affiliated security. Please refer to the Notes to Financial Statements.
(h) Held in connection with a written option, see Schedule of Written Options for more details.